Note 6 - Allowance for Loan Losses and Credit Quality Information - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 9,709	$ 8,332	$ 11,401
Provision for loan losses	(645)	(164)	(6,998)
Charge-offs	(421)	(193)	(1,214)
Recoveries	1,260	1,734	5,143
Balance	9,903	9,709	8,332
Specific reserves				$ 988	$ 1,009
General reserves				8,915	8,700
Balance	9,903	9,709	11,401	9,903	9,709
Individually reviewed for impairment				4,570	5,799
Collectively reviewed for impairment				556,224	467,020
Ending balance				560,794	472,819
Residential Portfolio Segment [Member]
Balance	990	1,096	1,628
Provision for loan losses	262	(105)	(440)
Charge-offs	(66)	(19)	(92)
Recoveries	0	18	0
Balance	1,186	990	1,096
Specific reserves				235	223
General reserves				951	767
Balance	990	1,096	1,628	1,186	990
Individually reviewed for impairment				1,107	2,203
Collectively reviewed for impairment				102,148	88,742
Ending balance				103,255	90,945
Commercial Real Estate Portfolio Segment [Member]
Balance	6,078	5,024	6,458
Provision for loan losses	(1,788)	(427)	(3,518)
Charge-offs	(67)	0	(936)
Recoveries	730	1,481	3,020
Balance	4,953	6,078	5,024
Specific reserves				248	296
General reserves				4,705	5,782
Balance	6,078	5,024	6,458	4,953	6,078
Individually reviewed for impairment				1,880	2,204
Collectively reviewed for impairment				297,200	245,149
Ending balance				299,080	247,353
Consumer Portfolio Segment [Member]
Balance	1,200	1,009	1,106
Provision for loan losses	481	254	(4)
Charge-offs	(108)	(105)	(131)
Recoveries	40	42	38
Balance	1,613	1,200	1,009
Specific reserves				434	370
General reserves				1,179	830
Balance	1,200	1,009	1,106	1,613	1,200
Individually reviewed for impairment				940	977
Collectively reviewed for impairment				72,343	63,438
Ending balance				73,283	64,415
Commercial Portfolio Segment [Member]
Balance	1,441	1,203	2,209
Provision for loan losses	400	114	(3,036)
Charge-offs	(180)	(69)	(55)
Recoveries	490	193	2,085
Balance	2,151	1,441	1,203
Specific reserves				71	120
General reserves				2,080	1,321
Balance	$ 1,441	$ 1,203	$ 2,209	2,151	1,441
Individually reviewed for impairment				643	415
Collectively reviewed for impairment				84,533	69,691
Ending balance				$ 85,176	$ 70,106